UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel USA Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     May 11, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     337021


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-4490                       Vontobel USA Inc.

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                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Ace Ltd.                       ORD              G0070K103    14965   407110 SH        SOLE                  407110
Aegon N.V.                     ORD. AMER. REG.  007924103     1270    43500 SH        SOLE                  128004
Alliance Cap Mgmt LP           UNIT LTD PARTN   018548107      115     2800 SH        SOLE                    2800
American Intl Group Inc.       COM              026874107     6163    76559 SH        SOLE                   76559
Automatic Data Processing Inc  COM              053015103      166     3060 SH        SOLE                    3060
Berkshire Hathaway Inc. Del    CL A             084670108    31416      480 SH        SOLE                     480
Berkshire Hathaway Inc. Del    CL B             084670207      577      261 SH        SOLE                     261
Bristol Myers Squibb Co        COM              110122108      127     2140 SH        SOLE                    2140
California Center Bank of LA   COM              13007A103     4401   451430 SH        SOLE                  451430
Chubb Corp                     COM              171232101    16015   221080 SH        SOLE                  221080
Cincinnati Finl Corp           COM              172062101    13168   347100 SH        SOLE                  347100
Citigroup Inc.                 COM              172967101      379     8421 SH        SOLE                    8421
Comerica Inc.                  COM              200340107      128     2080 SH        SOLE                    2080
Dollar General Corp.           COM              256669102     6963   340650 SH        SOLE                  340650
Elan PLC.                      ADR              284131208    11230   214950 SH        SOLE                  214950
EMC Corp Mass.                 COM              268648102      108     3680 SH        SOLE                    1840
Emerson Electric Co.           COM              291011104      162     2610 SH        SOLE                    2610
Enron Corp                     COM              293561106      102     1760 SH        SOLE                    1760
Ethan Allen Interiors Inc      COM              297602104     1230    36350 SH        SOLE                   36350
Exxon Corp                     COM              302290101      330     4135 SH        SOLE                    4135
Federal Home Loan Mortgage     COM              313400301    27710   427470 SH        SOLE                  427470
Federal National Mortgage Ass. COM              313586109    27680   347776 SH        SOLE                  347776
FPL Group Inc                  COM              302571104      130     2130 SH        SOLE                    2130
Gannett Co.                    COM              364730101     9270   155240 SH        SOLE                  155240
General Dynamics Corp.         COM              369550108      140     2250 SH        SOLE                    2250
General Elec Co                COM              369604103      160     3750 SH        SOLE                    3750
Gillette Co.                   CL. A            375766102     1600    51300 SH        SOLE                   51300
Health Management Associates   New COM          421933102     9620   618600 SH        SOLE                  618600
Home Depot Inc.                COM              437076102      210     4840 SH        SOLE                    4840
Horace Mann Educators Corp.New COM              440327104     3780   213800 SH        SOLE                  213800
India Fund Inc.                COM              454089103     2211   155818 SH        SOLE                  155818
Intel Corp.                    COM              458140100      160     5920 SH        SOLE                    5920
International Business Machs   COM              459200101      170     1790 SH        SOLE                    1790
Interpublic Group Cos. Inc.    COM              460690100      200     5790 SH        SOLE                    5790
IPC Holdings Ltd.              COM              G4933P101     5820   260000 SH        SOLE                  260000
Johnson & Johnson              COM              478160104      310     3550 SH        SOLE                    3550
Knight Ridder Inc.             COM              499040103     9410   175260 SH        SOLE                  175260
Lilly Eli & Co.                COM              532457108      130     1640 SH        SOLE                    1640
Markel Corp                    COM              570535104    22680   121300 SH        SOLE                  121300
Matav-Cable Sys Media LTD.     Spons ADR        576561104     1010    69100 SH        SOLE                   69100
McDonalds Corp.                COM              580135101     7720   290920 SH        SOLE                  290920
Merck & Co.                    COM              589331107      310     4145 SH        SOLE                    4145
Mercury General Corp. New      COM              589400100    19390   596500 SH        SOLE                  596500
Microsoft Corp.                COM              594918104      210     3850 SH        SOLE                    3850
Morgan Stanley Dean Witter     COM NEW          617446448      466     5600 SH        SOLE                    5600
Morgan Stanley India Invt. Fd. COM              61745C105      460     7000 SH        SOLE                    7000
Nokia Corp.                    Spons. ADR       654902204     9420   392400 SH        SOLE                  392400
Old Republic International Cp. COM              680223104    15450   544052 SH        SOLE                  544052
Orbotech LTD.                  ORD              M75253100      590    18950 SH        SOLE                   18950
Pepsico Inc.                   COM              713448108      200     8570 SH        SOLE                    8570
Pfizer Inc.                    COM              717081103      250     6060 SH        SOLE                    6060
Procter & Gamble Co            COM              742718109      589     2750 SH        SOLE                    2750
SAP AG                         SPONSORED ADR    803054204     5800   200000 SH        SOLE                  200000
SBC Communications Inc.        COM              78387G103      210     4660 SH        SOLE                    4660
Telecomunicacoes Brasileiras   Spon ADR PFD BLK 879287308     1080    22300 SH        SOLE                   22300
Telefonos De Mexico SA         SP ADR REP ORD   879403780     2260    71800 SH        SOLE                   71800
Tellabs Inc.                   COM              879664100      120     2860 SH        SOLE                    2860
Texaco Inc.                    COM              881694103      340     5060 SH        SOLE                    5060
Torchmark Corp.                COM              891027104    15790   406750 SH        SOLE                  406750
Unum Corp.                     COM              903192102    13730   469826 SH        SOLE                  469826
Valassis Communications Inc    COM              918866104     1830    63000 SH        SOLE                   63000
Wal Mart Stores Inc            COM              931142103      190     4040 SH        SOLE                    4040
Walgreen Co                    COM              931422109      140     3300 SH        SOLE                    3300
Watts Industries Inc.          CL. A            942749102     7160   428775 SH        SOLE                  428775
Wells Fargo & Co. Del.         COM              949740104     1740    35190 SH        SOLE                   35190
Wrigley William Jr. Co.        COM              982526105      160     3360 SH        SOLE                    3360

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